Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
Summary of taxation charge	Taxation charge

	Note	2025 US$m	2024 US$m	2023 US$m
–Current		4,017	4,434	5,092
–Deferred	15	302	(393)	(1,260)
Total taxation charge		4,319	4,041	3,832

Summary of prima facie tax reconciliation	Prima facie tax reconciliation

	2025 US$m	2024 US$m	2023 US$m
Profit before taxation(a)	14,568	15,615	13,785
Prima facie tax payable at UK rate of 25.0% (2024: 25.0%; 2023: 23.5%)(b)	3,642	3,904	3,239
Higher rate of taxation of 30% on Australian earnings(b)	566	613	835
Other tax rates applicable outside the UK and Australia	(164)	(303)	(2)
Tax effect of profit from equity accounted units, related impairments and expenses(a)	(370)	(210)	(159)
Impact of changes in tax rates	21	(15)	(173)
Resource depletion allowances	(10)	(10)	(11)
Recognition of previously unrecognised deferred tax assets(c)	(284)	(640)	(157)
Write-down of previously recognised deferred tax assets	175	203	–
Utilisation of previously unrecognised deferred tax assets	(91)	(42)	(10)
Current year unrecognised deferred tax assets(d)	346	185	567
Uncertain tax provision(e)	–	295	–
Deferred tax arising on internal sale of assets in Canadian operations(f)	–	–	(364)
Adjustments in respect of prior periods	93	(13)	31
Other items(g)	395	74	36
Total taxation charge	4,319	4,041	3,832
(a)The Group profit before tax includes profit after tax of equity accounted units. Consequently, the tax effect on the profit from equity accounted units is included as a separate reconciling item in this prima facie tax reconciliation.
(b)As a UK headquartered and listed Group, the reconciliation of expected tax on accounting profit to tax charge uses the UK corporate tax rate to calculate the prima facie tax payable. Rio
Tinto is also listed in Australia, and the reconciliation includes the impact of the higher tax rate in Australia where a significant proportion of the Group's profits are currently earned. The impact of other tax rates applicable outside the UK and Australia is also included. The weighted average statutory corporate tax rate on profit before tax is approximately 30% (2024:
29%; 2023: 31%).
(c)The recognition of previously unrecognised deferred tax assets in 2025 includes re-recognition in Australia following announcements in December 2025 relating to the Tomago
Aluminium smelter, supporting an operating life extension beyond 2028, and in the US following amended US Treasury guidance on Corporate Alternative Minimum Tax regulations. In
2024, this includes US$443 million in respect of Energy Resources of Australia (ERA) and relates to rehabilitation provisions which are tax deductible when paid in the future. In
November 2024, our interest in ERA increased from 86.3% to 98.43% and in 2025 we commenced the process to compulsorily acquire the remaining shares. This proposed acquisition remains subject to court approval. Tax deductions for rehabilitation payments made after completion of the compulsory acquisition process will be applied against taxable profits from other Australian operations, including our iron ore business. In 2023, this relates primarily to Oyu Tolgoi where reaching sustainable underground production reduced the risk of tax losses expiring if not recovered against taxable profits within 8 years.
(d)Current-year unrecognised deferred tax assets include operating losses and other costs incurred by the Group for which no tax benefit is currently recognised due to uncertainty regarding the availability of suitable taxable profits in future periods.
(e)The uncertain tax provision of US$295 million in 2024 represents amounts provided in relation to disputes with the Mongolian Tax Authority for which the timing of resolution and potential economic outflow are uncertain. Further information is included above, in the “Other relevant judgements - uncertain tax positions” section of this note.
(f)In 2023, the Canadian aluminium business completed an internal sale of assets which resulted in the utilisation of previously unrecognised capital losses and an uplift in the tax depreciable value of assets on which a deferred tax asset of US$364 million was recognised.
(g)Other items includes less than US$1 million (2024: US$1 million) current tax expense related to Pillar Two measures; the global minimum tax of 15% formulated by the Organisation for
Economic Co-operation and Development (OECD).

Summary of tax relating to components of other comprehensive income or loss	Tax related to components of other comprehensive income

	2025 US$m	2024 US$m	2023 US$m
Tax credit/(charge) on fair value movements	29	(10)	1
Tax (charge)/credit on remeasurement gains/(losses) on pension and post-retirement healthcare plans	(41)	(22)	152
Deferred tax relating to components of other comprehensive income for the year (note 15)	(12)	(32)	153